Related Party Transaction and Balances - Schedule of Relationship with Related Parties (Details)	12 Months Ended
Dec. 31, 2025
Ms. Fen Ye [Member]
Schedule of Relationship with Related Parties [Line Items]
Related parties	Significant shareholder, director, and chairlady of the Company
Mr. Biao Wei [Member]
Schedule of Relationship with Related Parties [Line Items]
Related parties	A close family member of Ms. Fen Ye, director and Chief Executive Officer of the Company
Lianwai Kindergarten [Member]
Schedule of Relationship with Related Parties [Line Items]
Related parties	Controlled by Ms. Fen Ye
Qingtian International School [Member]
Schedule of Relationship with Related Parties [Line Items]
Related parties	Ultimately controlled by Mr. Biao Wei
Zhejiang Lishui Qiaoxiang Education Consulting Services Co., Ltd (“Qiaoxiang Education”) [Member]
Schedule of Relationship with Related Parties [Line Items]
Related parties	Controlled by Mr. Biao Wei